SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	27,816,055	3,233,096	3,470,785	567,210
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	1,386,400	2,172,954	2,430,900	270,100
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	24,846,321	1,039,885	1,039,885	297,110
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares	1,583,334	20,257